Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other liabilities
Retirement benefits	$ 11.2	$ 10.8
Unrecognized tax benefits	0.3	0.3
Other	16.3	11.0
Total other liabilities	$ 27.8	$ 22.1